Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (79,120)	$ (66,440)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,986	3,906
Non-cash share-based compensation	5,262	610
Non-cash interest expense	3,599	0
Loss on termination of operating lease	0	11
Loss on disposal of fixed assets and intangible assets	0	672
Deferred income tax	(427)	115
Non-cash loss (gain) on foreign currency remeasurement	5,241	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(10,096)	(9,534)
Prepaid expenses and other non-current assets	255	256
Long-term deposits	0	811
Accounts payable	(319)	(1,286)
Operating lease right of use assets, net	1,764	1,954
Accrued expenses and other liabilities	6,121	(4,260)
Current and non-current operating lease liabilities	(2,104)	(769)
Net cash used in operating activities	(65,838)	(73,954)
Cash flows from investing activities:
Purchases of property and equipment	(3,411)	(3,411)
Net cash used in investing activities	(3,411)	(3,411)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	0	136,878
Proceeds from the exercise of share options	0	0
Payments of equity issuance costs	(1)	0
Net cash (used in) provided by financing activities	(1)	136,878
Effect of exchange rate changes on cash and restricted cash	(24,664)	2,964
Net increase (decrease) in cash and restricted cash	(93,914)	62,477
Cash and restricted cash, beginning of period	310,676	154,085
Cash and restricted cash, end of period	216,762	216,562
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	4,915	1,753
Capitalized implementation costs included in accrued expenses	0	89
Issuance costs included in accounts payable and accrued expenses	16	228
Lease assets terminated	0	28,517
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Cash	216,437	216,352
Restricted cash	325	210
Total cash and restricted cash	$ 216,762	$ 216,562